13. Warrants (Details Narrative) - Warrant - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants Granted	1,286,690	0
Accredited Investors [Member]
Warrants Granted			1,443,362
Placement Agent [Member]
Warrants Granted			141,668